Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | C000194842
Average Annual Return [Line Items]
Average Annual Return, Percent	12.62%	5.28%	11.17%
Russell 1000® Growth Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index TR
Average Annual Return, Percent	17.71%	13.71%	17.79%
Entrepreneur 30 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Entrepreneur 30 Total Return Index
Average Annual Return, Percent	15.06%	10.55%	16.78%